OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

The other current assets as of December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Staff advance	$55,512	436,145
Deposit	-	88,650
VAT recoverable	-	2,780
Loan to the third party	943,376	-
Others	2,749	64,780
Subtotal	1,001,637	592,355
Less: allowance for credit losses	-	(126,875)
Total of other current assets	$1,001,637	465,480

SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS

	December 31,	December 31,
	2024	2023
Balance as of the beginning of year	$126,875	-
Additions charged to bad debt expense	-	116,402
Effect of disposal subsidiaries	(126,875)	-
Translation adjustments	-	10,473
Balance as of the end of year	$-	126,875